Stockholders' Equity (Details - Stock option activity) - Equity Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, Beginning balance	6,264	5,139
Weighted average exercise price outstanding, Beginning balance	$ 359.60	$ 405.50
Weighted average remaining contractual life		6 years 8 months 26 days	7 years 3 months
Aggregate intrinsic value options outstanding, Beginning balance	$ 0	$ 0
Number of options, Granted	1,350	1,125
Weighted average exercise price, Granted	$ 34.50	$ 150.00
Number of options, Exercised	0	0
Weighted average exercise price, Exercised	$ 0	$ 0
Number of options, Cancelled or forfeited	0	0
Weighted average exercise price, Cancelled or forfeited	$ 0	$ 0
Number of options outstanding, Ending balance	7,614	6,264	5,139
Weighted average exercise price outstanding, Ending balance	$ 302.00	$ 359.60	$ 405.50
Weighted average remaining contractual life	6 years 3 months 25 days
Aggregate intrinsic value options outstanding, Ending balance	$ 0	$ 0	$ 0
Number of options, Exercisable	7,614
Weighted average exercise price, Exercisable	$ 302.00
Weighted average remaining contractual life, Exercisable	6 years 3 months 25 days
Aggregate intrinsic value options outstanding, Exercisable	$ 0